Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	December 31,
	2020	2021	2022
Cash and cash equivalents	$68,637	$448,623	$165,033
Cash and cash equivalents included in funds receivable	$16,193	$10,063	$46,302
Restricted cash included in other assets	$203	$213	$187

Total cash, cash equivalents, and restricted cash	$85,033	$458,899	$211,522

Schedule of accumulated other comprehensive income

	Year ended December 31,
	2021	2022
	Unrealized gain on marketable securities	Unrealized gain (loss) on marketable securities
Beginning balance	$111	$(159)
Net current period other comprehensive income (loss)	(410)	(1,840)
reclassification adjustments for losses included in net income	140	73
Total accumulated other comprehensive income (loss)	$(159)	$(1,926)

Schedule Of estimated useful lives intangible assets
Years

Technology	2-7
Partnership Agreement	6
Customer Relationships	1-5
Trademark	2
Marketing Asset	5
GTS Duty Calculator	9

Schedule of revenue by category
	Year Ended December 31,
	2020		2021		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
Service fees	49,927	37%	96,659	39%	181,887	44%
Fulfillment services	86,448	63%	148,615	61%	227,162	56%

Total revenue	$136,375	100%	$245,274	100%	$409,049	100%
	Year Ended December 31,
	2020		2021		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except percentages)
United Kingdom	80,122	59%	113,835	47%	146,562	36%
United States	34,140	25%	71,095	29%	173,967	43%
European Union	21,269	15%	58,177	23%	78,491	19%
Israel	844	1%	1,052	* )	1,357	* )
Other	-	-	1,115	* )	8,672	2%

Total revenue	$136,375	100%	$245,274	100%	$409,049	100%

*) Less than 1%

Schedule of deferred contract acquisition costs
	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Beginning balance	$563	$987	$1,801
Additions to deferred contract acquisition costs	618	1,188	1,378
Amortization of deferred contract acquisition costs	(194)	(374)	(617)
Ending balance	$987	$1,801	$2,562

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$264	$487	$737
Deferred contract acquisition costs, noncurrent	723	1,314	1,825
Total deferred contract acquisition costs	$987	$1,801	$2,562

Schedule of property and equipment, net by geographical region
	December 31,
	2020	2021	2022
	(in thousands)
Israel	$1,685	$18,383	$22,823
United Kingdom	3,093	2,642	3,279
United States	74	2,326	3,828
Rest of world	25	26	71

Total property and equipment, net	$4,877	$23,377	$30,001

Schedule of warrants to preferred shares
	Year Ended December 31,
	2020	2021	2022
		(in thousands)
Beginning of the year	$215	$5,738	$-
Change in fair value	5,523	5,872	-
Conversion to shares	-	(11,610)	-
End of year	5,738	$-	-